Inventory	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY
5.	INVENTORY

	June 30, 2021	December 31, 2020

Finished goods	$883,961	$-
The balance represents a batch of precious product from one of subsidiary Hiannan Jianchi on June 30, 2021.